RISK MANAGEMENT - Risk exposure by economic sector and risk region (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt instruments
RISK MANAGEMENT
Maximum Exposure to Credit Risk	$ 32,840,048	$ 36,583,512
Debt instruments | North America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	6,029,251	6,109,348
Debt instruments | Latin America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	26,750,363	30,441,888
Debt instruments | Europe
RISK MANAGEMENT
Maximum Exposure to Credit Risk	60,434	32,276
Debt instruments | Corporate
RISK MANAGEMENT
Maximum Exposure to Credit Risk	2,057,336	4,764,748
Debt instruments | Financial
RISK MANAGEMENT
Maximum Exposure to Credit Risk	6,618,843	5,612,993
Debt instruments | Government
RISK MANAGEMENT
Maximum Exposure to Credit Risk	24,163,869	26,201,390
Debt instruments | Funds and ETF
RISK MANAGEMENT
Maximum Exposure to Credit Risk		4,381
Equity
RISK MANAGEMENT
Maximum Exposure to Credit Risk	1,463,622	1,011,310
Equity | North America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	308	273
Equity | Latin America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	543,118	706,437
Equity | Europe
RISK MANAGEMENT
Maximum Exposure to Credit Risk	3,908	3,908
Equity | Other (Includes Funds and ETF)
RISK MANAGEMENT
Maximum Exposure to Credit Risk	916,288	300,692
Equity | Corporate
RISK MANAGEMENT
Maximum Exposure to Credit Risk	317,999	337,332
Equity | Financial
RISK MANAGEMENT
Maximum Exposure to Credit Risk	238,252	252,731
Equity | Funds and ETF
RISK MANAGEMENT
Maximum Exposure to Credit Risk	907,371	421,247
Other financial instruments
RISK MANAGEMENT
Maximum Exposure to Credit Risk	30,285	34,385
Other financial instruments | Latin America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	30,285	34,385
Other financial instruments | Corporate
RISK MANAGEMENT
Maximum Exposure to Credit Risk	14,042	16,479
Other financial instruments | Financial
RISK MANAGEMENT
Maximum Exposure to Credit Risk	16,243	17,906
Derivatives
RISK MANAGEMENT
Maximum Exposure to Credit Risk	1,308,744	929,498
Derivatives | North America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	361,077	132,870
Derivatives | Latin America
RISK MANAGEMENT
Maximum Exposure to Credit Risk	663,594	426,424
Derivatives | Europe
RISK MANAGEMENT
Maximum Exposure to Credit Risk	269,673	147,533
Derivatives | Other (Includes Funds and ETF)
RISK MANAGEMENT
Maximum Exposure to Credit Risk	14,400	222,671
Derivatives | Corporate
RISK MANAGEMENT
Maximum Exposure to Credit Risk	596,340	362,568
Derivatives | Financial
RISK MANAGEMENT
Maximum Exposure to Credit Risk	687,706	317,722
Derivatives | Government
RISK MANAGEMENT
Maximum Exposure to Credit Risk	831	829
Derivatives | Funds and ETF
RISK MANAGEMENT
Maximum Exposure to Credit Risk	$ 23,867	$ 248,379